ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 17,110,728	R$ 17,396,060
Cash flows from financing activities, Write-offs (payments)	(8,807,435)	(10,541,869)
Cash flows from operating activities, Write-offs (payments)	(853,805)	(781,092)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions	667,207	341,309
Financing activities not involving cash and cash equivalents, Costs and expenses incurred		(40,708)
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	7,794,631	5,199,080
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	5,301,043	5,537,948
Balance at end of the year	21,212,369	17,110,728
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,865,998	3,587,417
Cash flows from financing activities, Write-offs (payments)	(4,901,326)	(5,259,367)
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	5,301,043	5,537,948
Balance at end of the year	4,265,715	3,865,998
Loan and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	375,812	1,045,124
Cash flows from financing activities, Write-offs (payments)	(370,709)	(1,018,674)
Cash flows from operating activities, Write-offs (payments)	(10,252)	(49,675)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions	7,919	28,499
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	221,840	370,538
Balance at end of the year	224,610	375,812
Leases
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	10,818,778	9,191,151
Cash flows from financing activities, Write-offs (payments)	(2,455,690)	(2,909,214)
Cash flows from operating activities, Write-offs (payments)	(804,884)	(502,537)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions	558,546	210,836
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	3,113,349	4,828,542
Balance at end of the year	11,230,099	10,818,778
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	2,044,576	3,104,350
Cash flows from financing activities, Write-offs (payments)	(1,028,312)	(1,025,583)
Cash flows from operating activities, Write-offs (payments)	(38,669)	(123,202)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions	50,868	89,011
Balance at end of the year	1,028,463	2,044,576
Licenses
ADDITIONAL INFORMATION ON CASH FLOWS
Cash flows from financing activities, Write-offs (payments)	(46,436)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions	37,800
Financing activities not involving cash and cash equivalents, Additions of leases and supplier financing	4,459,442
Balance at end of the year	4,450,806
Derivative financial instruments
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	5,564	(16,030)
Cash flows from financing activities, Write-offs (payments)	(4,962)	15,186
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions	12,074	6,408
Balance at end of the year	R$ 12,676	5,564
Contingent consideration (PPA)
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year		484,048
Cash flows from financing activities, Write-offs (payments)		(344,217)
Cash flows from operating activities, Write-offs (payments)		(105,678)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation and contracts cancelattions		6,555
Financing activities not involving cash and cash equivalents, Costs and expenses incurred		R$ (40,708)